Note 19 - Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of inventory components [text block]
	2021	2020

Finished goods	3,626.7	2,575.5
Work in progress	672.5	518.3
Raw materials and consumables	5,306.2	3,513.0
Spare parts and others	906.8	758.8
Prepayments	645.9	381.4
Impairment losses	(157.8)	(141.1)
	11,000.3	7,605.9

Disclosure of other provisions [text block]
	Balance as at December 31, 2019	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Balance as of December 31, 2020

Provision for disputes and litigation
Taxes on sales	182.3	0.2	49.3	(17.2)	(30.5)	184.1
Labor	120.1	(0.1)	174.0	(142.2)	(21.9)	129.9
Civil	64.0	(0.8)	167.3	(132.2)	(11.5)	86.8
Other taxes	105.9	1.0	58.2	(8.0)	(0.4)	156.7
Total provision for disputes and litigation	472.3	0.3	448.8	(299.6)	(64.3)	557.5

Restructuring	8.7	2.9	7.1	-	(4.2)	14.5

Total provisions	481.0	3.2	455.9	(299.6)	(68.5)	572.0
	Balance as of December 31, 2020	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Balance as of December 31, 2021

Provision for disputes and litigation
Taxes on sales	184.1	-	198.5	(57.3)	(106.7)	218.6
Labor	129.9	(0.8)	163.1	(147.2)	(20.8)	124.2
Civil	86.8	(2.2)	273.9	(71.8)	(33.8)	252.9
Other taxes	156.7	2.0	14.6	(5.2)	(5.1)	163.0
Total provision for disputes and litigation	557.5	(1.0)	650.1	(281.5)	(166.4)	758.7

Restructuring	14.5	1.2	6.8	(5.1)	-	17.4

Total provisions	572.0	0.2	656.9	(286.6)	(166.4)	776.1

Inventory provision [member]
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
At December 31, 2020	(141.1)
Effects of movements in foreign exchange in the balance sheet	(2.0)
Provisions	(191.6)
Write-off	176.9
At December 31, 2021	(157.8)